UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: October 1, 2017 – December 31, 2017

Item 1.  Schedule of Investments.

Schedule of Investments

CornerCap Balanced Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (60.8%)
Advertising (0.6%)
Omnicom Group, Inc.	2,935	$213,756

Aerospace & Defense (0.7%)
United Technologies Corp.	1,910	243,659

Auto Parts & Equipment (0.9%)
BorgWarner, Inc.	3,905	199,507
O'Reilly Automotive, Inc. (a)	480	115,459
		314,966
Banks (7.6%)
Capital One Financial Corp.	2,495	248,452
Citigroup, Inc.	2,820	209,836
Citizens Financial Group, Inc.	6,095	255,868
Comerica, Inc.	2,890	250,881
Huntington Bancshares, Inc.	15,540	226,263
JPMorgan Chase & Co.	1,915	204,790
KeyCorp	11,615	234,275
State Street Corp.	2,025	197,660
SunTrust Banks, Inc.	3,870	249,963
The Bank of New York Mellon Corp.	4,100	220,826
Wells Fargo & Co.	3,945	239,343
Zions Bancorp.	4,625	235,089
		2,773,246
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc. (a)	1,645	196,726
Amgen, Inc.	1,230	213,897
Biogen, Inc. (a)	620	197,513
		608,136
Chemicals (1.8%)
Eastman Chemical Co.	2,470	228,821
LyondellBasell Industries NV, Class A	1,930	212,918
Westlake Chemical Corp.	2,035	216,788
		658,527
Commercial Services (0.5%)
Nielsen Holdings PLC	4,645	169,078

Computers (2.5%)
Apple, Inc.	1,295	219,153
Cognizant Technology Solutions Corp., Class A	2,630	186,782

Quarterly Report | December 31, 2017	1

Schedule of Investments

CornerCap Balanced Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Computers (2.5%) (continued)
NetApp, Inc.	3,405	$188,365
Western Digital Corp.	2,525	200,813
Xerox Corp.	4,158	121,206
		916,319
Diversified Financial Services (2.4%)
Alliance Data Systems Corp.	820	207,853
Discover Financial Services	2,780	213,838
Morgan Stanley	4,315	226,408
Raymond James Financial, Inc.	2,610	233,073
		881,172
Electric (2.0%)
Avangrid, Inc.	3,745	189,422
Duke Energy Corp.	2,140	179,995
Pinnacle West Capital Corp.	2,145	182,711
Xcel Energy, Inc.	3,850	185,224
		737,352
Electrical Components & Equipment (0.5%)
TE Connectivity, Ltd.	2,030	192,931

Electronics (0.6%)
Corning, Inc.	7,135	228,249

Food (2.9%)
Aramark	4,435	189,552
Ingredion, Inc.	1,625	227,175
Kellogg Co.	3,390	230,452
The J.M. Smucker Co.	1,705	211,829
Tyson Foods, Inc., Class A	2,400	194,568
		1,053,576
Healthcare Services (3.5%)
Centene Corp. (a)	2,055	207,308
Cigna Corp.	1,185	240,661
Humana, Inc.	855	212,100
Laboratory Corp. of America Holdings (a)	1,390	221,719
Quest Diagnostics, Inc.	2,175	214,216
Universal Health Services, Inc., Class B	1,645	186,461
		1,282,465
Household Products (0.5%)
Whirlpool Corp.	1,115	188,034

Insurance (3.1%)
Aflac, Inc.	2,730	239,639

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Schedule of Investments

CornerCap Balanced Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Insurance (3.1%) (continued)
Lincoln National Corp.	2,900	$222,923
Principal Financial Group, Inc.	3,185	224,734
Prudential Financial, Inc.	1,590	182,818
The Allstate Corp.	2,440	255,492
		1,125,606
Leisure Time (0.6%)
Carnival Corp.	3,330	221,012

Machinery - Construction & Mining (1.3%)
Caterpillar, Inc.	1,585	249,764
Deere & Co.	1,435	224,592
		474,356
Miscellaneous Manufacturing (2.5%)
Eaton Corp. PLC	2,880	227,549
Ingersoll-Rand PLC	2,425	216,286
Parker-Hannifin Corp.	1,150	229,517
WestRock Co.	3,705	234,193
		907,545
Oil & Gas (5.5%)
Cabot Oil & Gas Corp.	6,480	185,328
Chevron Corp.	1,950	244,120
ConocoPhillips	4,200	230,538
Devon Energy Corp.	5,590	231,426
Diamondback Energy, Inc. (a)	2,365	298,581
Exxon Mobil Corp.	2,690	224,992
Marathon Petroleum Corp.	3,060	201,899
Newfield Exploration Co. (a)	5,060	159,542
Valero Energy Corp.	2,635	242,183
		2,018,609
Pharmaceuticals (2.5%)
AmerisourceBergen Corp.	2,620	240,569
Eli Lilly & Co.	2,555	215,795
McKesson Corp.	1,355	211,312
Pfizer, Inc.	6,285	227,643
		895,319
Real Estate Investment Trusts (3.0%)
American Homes 4 Rent, Class A REIT	5,045	110,183
Corporate Office Properties Trust REIT	3,010	87,892
CubeSmart REIT	4,325	125,079
First Industrial Realty Trust, Inc. REIT	3,835	120,687
Forest City Realty Trust, Inc. REIT	4,670	112,547
Highwoods Properties, Inc. REIT	2,230	113,529

Quarterly Report | December 31, 2017	3

Schedule of Investments

CornerCap Balanced Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (3.0%) (continued)
National Retail Properties, Inc. REIT	2,725	$117,529
Park Hotels & Resorts, Inc. REIT	3,860	110,975
PS Business Parks, Inc. REIT	850	106,327
Ventas, Inc. REIT	1,675	100,517
		1,105,265
Retail (3.2%)
Altria Group, Inc.	3,420	244,222
CVS Health Corp.	2,330	168,925
Molson Coors Brewing Co., Class B	3,915	321,304
The TJX Cos., Inc.	2,965	226,704
Walgreens Boots Alliance, Inc.	2,695	195,711
		1,156,866
Semiconductors (3.4%)
Applied Materials, Inc.	3,905	199,624
Broadcom, Ltd.	845	217,080
Intel Corp.	4,655	214,875
Lam Research Corp.	1,095	201,557
Microchip Technology, Inc.	2,510	220,579
ON Semiconductor Corp. (a)	8,875	185,842
		1,239,557
Software (2.2%)
CA, Inc.	6,360	211,661
Citrix Systems, Inc. (a)	2,450	215,600
First Data Corp., Class A (a)	12,315	205,784
Oracle Corp.	3,795	179,427
		812,472
Telecommunications (3.0%)
AT&T, Inc.	5,490	213,451
Comcast Corp., Class A	5,510	220,675
Juniper Networks, Inc.	7,525	214,462
T-Mobile US, Inc. (a)	3,235	205,455
Verizon Communications, Inc.	4,335	229,452
		1,083,495
Transportation (1.8%)
Cummins, Inc.	1,075	189,888
Ford Motor Co.	15,425	192,658
United Rentals, Inc. (a)	1,470	252,708
		635,254

TOTAL COMMON STOCK (COST $18,818,972)		22,136,822

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Schedule of Investments

CornerCap Balanced Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED FUNDS (3.8%)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	26,845	$673,810
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	28,465	698,246

TOTAL EXCHANGE TRADED FUNDS (COST $1,370,108)		1,372,056

	Principal Amount	Fair Value
GOVERNMENT BOND (3.0%)
U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/2020	$286,749	292,682
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022	544,500	542,897
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024	264,626	269,045

TOTAL GOVERNMENT BOND (COST $1,108,581)		1,104,624

CORPORATE NON-CONVERTIBLE BONDS (27.0%)
Advertising (1.0%)
Omnicom Group, Inc., 4.45%, 08/15/2020	335,000	351,407

Auto Manufacturers (1.8%)
Ford Motor Co., 9.22%, 09/15/2021	275,000	331,735
General Motors Financial Co., Inc., 4.00%, 01/15/2025	325,000	333,855
		665,590
Banks (3.5%)
Bank of America Corp., MTN, 4.75%, 08/15/2020	250,000	261,865
JPMorgan Chase & Co., 6.30%, 04/23/2019	335,000	352,659
JPMorgan Chase & Co., 3.88%, 09/10/2024	300,000	312,869
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022	300,000	332,612
		1,260,005
Biotechnology (1.1%)
Celgene Corp., 4.00%, 08/15/2023	360,000	378,690

Diversified Financial Services (0.9%)
Fiserv, Inc., 4.75%, 06/15/2021	300,000	320,233

Electronics (2.4%)
Agilent Technologies, Inc., 5.00%, 07/15/2020	270,000	286,679
Arrow Electronics, Inc., 5.13%, 03/01/2021	310,000	329,718
Avnet, Inc., 4.88%, 12/01/2022	250,000	265,734
		882,131
Entertainment (0.7%)
International Game Technology, 7.50%, 06/15/2019	250,000	265,000

Insurance (2.0%)
MetLife, Inc., 7.72%, 02/15/2019	310,000	329,359
The Travelers Cos., Inc., 5.90%, 06/02/2019	150,000	157,507

Quarterly Report | December 31, 2017	5

Schedule of Investments

CornerCap Balanced Fund	December 31, 2017 (Unaudited)

	Principal Amount	Fair Value
Insurance (2.0%) (continued)
WR Berkley Corp., 5.38%, 09/15/2020	$230,000	$245,728
		732,594
Oil & Gas (1.2%)
Statoil ASA, 6.70%, 01/15/2018	150,000	150,231
Valero Energy Corp., 9.38%, 03/15/2019	275,000	297,815
		448,046
Pharmaceuticals (2.7%)
Cardinal Health, Inc., 3.20%, 03/15/2023	320,000	320,287
Express Scripts Holding Co., 3.90%, 02/15/2022	640,000	662,232
		982,519
Real Estate Investment Trusts (0.8%)
Weyerhaeuser Co., 7.13%, 07/15/2023	250,000	293,175

Retail (4.9%)
CVS Health Corp., 4.13%, 05/15/2021	300,000	311,659
CVS Health Corp., 2.13%, 06/01/2021	350,000	341,534
Dillard's, Inc., 6.63%, 01/15/2018	275,000	275,324
Foot Locker, Inc., 8.50%, 01/15/2022	385,000	450,450
Oshkosh Corp., 5.38%, 03/01/2022	100,000	103,125
Walgreen Co., 3.10%, 09/15/2022	305,000	306,179
		1,788,271
Software (0.9%)
CA, Inc., 5.38%, 12/01/2019	300,000	314,623

Telecommunications (1.6%)
AT&T, Inc., 5.00%, 03/01/2021	255,000	273,053
eBay, Inc., 2.60%, 07/15/2022	300,000	297,256
		570,309
Transportation (1.5%)
American Airlines Group, Inc., 6.13%, 06/01/2018	300,000	303,750
United Continental Holdings, Inc., 6.38%, 06/01/2018	250,000	253,125
		556,875

TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $9,746,501)		9,809,468

MUNICIPAL BONDS (0.4%)

Kansas (0.4%)
Johnson County Unified School District No. 232 de Soto GOB, 4.95%, 09/01/2019	150,000	152,423

TOTAL MUNICIPAL BONDS (COST $150,560)		152,423

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Schedule of Investments

CornerCap Balanced Fund	December 31, 2017 (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.2%)

U.S. Treasury Securities (1.2%)
U.S. Treasury Note, 2.00%, 02/15/2025	$435,000	$425,123

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $423,430)		425,123

	Shares	Fair Value
SHORT-TERM INVESTMENTS (3.3%)
Federated Treasury Obligations Money Market Fund, 1.15% (b)	1,220,705	1,220,705

TOTAL SHORT-TERM INVESTMENTS (COST $1,220,705)		1,220,705

INVESTMENTS, AT VALUE (COST $32,838,857)	99.5%	36,221,221

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.5%	191,571

NET ASSETS	100.0%	$36,412,792

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

Common Abbreviations:
ETF	Exchange Traded Fund
GOB	General Obligation Bond
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Quarterly Report | December 31, 2017	7

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (99.1%)
Advertising (0.4%)
MDC Partners, Inc. (a)	47,620	$464,295

Aerospace & Defense (0.4%)
Esterline Technologies Corp. (a)	5,650	422,055

Auto Parts & Equipment(1.5%)
Horizon Global Corp. (a)	38,035	533,250
Tenneco, Inc.	9,105	533,007
Tower International, Inc.	22,265	680,196
		1,746,453
Banks (16.8%)
Associated Banc-Corp.	21,790	553,466
BankUnited, Inc.	14,705	598,788
Cadence BanCorp (a)	22,735	616,573
Camden National Corp.	12,785	538,632
Cathay General Bancorp	13,475	568,241
CNB Financial Corp.	19,790	519,290
Customers Bancorp, Inc. (a)	17,405	452,356
Eagle Bancorp, Inc. (a)	9,515	550,918
Enterprise Financial Services Corp.	12,650	571,147
Financial Institutions, Inc.	17,460	543,006
First Commonwealth Financial Corp.	37,820	541,582
First Financial Bancorp	20,365	536,618
First Internet Bancorp	14,090	537,533
First Interstate BancSystem, Inc., Class A	13,610	545,080
First Midwest Bancorp, Inc.	21,630	519,336
Franklin Financial Network, Inc. (a)	12,275	418,577
Great Southern Bancorp, Inc.	9,918	512,265
Hanmi Financial Corp.	18,165	551,308
Heartland Financial USA, Inc.	10,795	579,152
Hilltop Holdings, Inc.	22,200	562,326
Independent Bank Corp./MI	23,780	531,483
LegacyTexas Financial Group, Inc.	14,080	594,317
MidWestOne Financial Group, Inc.	14,635	490,712
Old National Bancorp	30,850	538,332
Old Second Bancorp, Inc.	44,635	609,268
Peapack Gladstone Financial Corp.	15,565	545,086
Peoples Bancorp, Inc.	16,035	523,062
Preferred Bank/Los Angeles CA	9,780	574,868
Renasant Corp.	12,700	519,303
Republic Bancorp, Inc., Class A	13,825	525,627

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Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Banks (16.8%) (continued)
S&T Bancorp, Inc.	13,760	$547,786
Sandy Spring Bancorp, Inc.	13,215	515,649
Summit Financial Group, Inc.	19,365	509,687
TCF Financial Corp.	31,165	638,883
United Community Banks, Inc.	19,530	549,574
Valley National Bancorp	44,095	494,746
Western Alliance Bancorp. (a)	10,040	568,465
		20,093,042
Building Materials (3.1%)
Boise Cascade Co.	14,645	584,336
Continental Building Products, Inc. (a)	22,055	620,848
Global Brass & Copper Holdings, Inc.	16,995	562,535
GMS, Inc. (a)	17,885	673,191
Masonite International Corp. (a)	7,275	539,441
Patrick Industries, Inc. (a)	10,132	703,667
		3,684,018
Chemicals (2.4%)
AdvanSix, Inc. (a)	13,505	568,156
Cabot Corp.	9,075	558,929
Kraton Corp. (a)	13,560	653,185
Minerals Technologies, Inc.	7,765	534,620
OMNOVA Solutions, Inc. (a)	55,860	558,600
		2,873,490
Coal Operations (1.4%)
Hallador Energy Co.	61,122	372,233
Peabody Energy Corp. (a)	16,730	658,660
SunCoke Energy, Inc. (a)	53,655	643,324
		1,674,217
Commercial Services (4.3%)
FTI Consulting, Inc. (a)	12,660	543,874
Heidrick & Struggles International, Inc.	21,635	531,139
Navigant Consulting, Inc. (a)	25,145	488,065
Paylocity Holding Corp. (a)	11,920	562,147
Quad/Graphics, Inc.	19,230	434,598
RPX Corp.	36,680	492,979
SP Plus Corp. (a)	16,380	607,698
The Hackett Group, Inc.	23,940	376,097
TrueBlue, Inc. (a)	20,630	567,325
Vectrus, Inc. (a)	17,395	536,636
		5,140,558

Quarterly Report | December 31, 2017	9

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Computers (0.8%)
Convergys Corp.	20,100	$472,350
Sykes Enterprises, Inc. (a)	16,745	526,630
		998,980
Distribution/Wholesale (0.9%)
Anixter International, Inc. (a)	6,725	511,100
WESCO International, Inc. (a)	8,440	575,186
		1,086,286
Diversified Financial Services (2.1%)
Consolidated-Tomoka Land Co.	9,040	574,040
Evercore, Inc., Class A	6,905	621,450
Federated Investors, Inc., Class B	18,605	671,268
Houlihan Lokey, Inc.	14,915	677,589
		2,544,347
Electric (2.3%)
ALLETE, Inc.	7,385	549,149
Hawaiian Electric Industries, Inc.	15,455	558,698
NorthWestern Corp.	8,790	524,763
PNM Resources, Inc.	13,245	535,760
Unitil Corp.	12,495	570,022
		2,738,392
Electrical Components & Equipment (0.9%)
Atkore International Group, Inc. (a)	27,060	580,437
EnerSys	7,965	554,603
		1,135,040
Electronics (1.8%)
OSI Systems, Inc. (a)	8,375	539,183
Plexus Corp. (a)	9,035	548,605
Sanmina Corp. (a)	15,315	505,395
Stoneridge, Inc. (a)	24,615	562,699
		2,155,882
Energy (1.0%)
Generac Holdings, Inc. (a)	11,045	546,948
SPX Corp. (a)	19,350	607,397
		1,154,345
Engineering & Construction (2.3%)
Briggs & Stratton Corp.	21,785	552,685
EMCOR Group, Inc.	7,410	605,767
KBR, Inc.	24,765	491,090
MasTec, Inc. (a)	12,345	604,288

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Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Engineering & Construction (2.3%) (continued)
Primoris Services Corp.	18,835	$512,124
		2,765,954
Food (1.4%)
Ingles Markets, Inc., Class A	17,725	613,285
Performance Food Group Co. (a)	18,185	601,923
SpartanNash Co.	18,282	487,764
		1,702,972
Forest Products & Paper (1.1%)
Domtar Corp.	13,610	673,967
Schweitzer-Mauduit International, Inc.	13,135	595,804
		1,269,771
Hand & Machine Tools (0.9%)
Columbus McKinnon Corp.	14,330	572,913
Regal Beloit Corp.	7,035	538,881
		1,111,794
Healthcare Products (1.3%)
Cotiviti Holdings, Inc. (a)	16,945	545,799
Integer Holdings Corp. (a)	12,030	544,959
Luminex Corp.	25,140	495,258
		1,586,016
Healthcare Services (4.8%)
American Renal Associates Holdings, Inc. (a)	35,980	626,052
Charles River Laboratories International, Inc. (a)	6,235	682,421
Civitas Solutions, Inc. (a)	28,355	484,870
LHC Group, Inc. (a)	8,645	529,506
LifePoint Health, Inc. (a)	8,515	424,047
Magellan Health, Inc. (a)	6,760	652,678
Medpace Holdings, Inc. (a)	15,665	568,013
Phibro Animal Health Corp.	16,390	549,065
Select Medical Holdings Corp. (a)	36,295	640,607
The Ensign Group, Inc.	24,910	553,002
		5,710,261
Home Builders (0.9%)
MDC Holdings, Inc.	18,035	574,956
Taylor Morrison Home Corp., Class A (a)	21,265	520,354
		1,095,310
Home Furnishings (0.5%)
La-Z-Boy, Inc., Class Z	17,895	558,324

Quarterly Report | December 31, 2017	11

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Household Products (0.9%)
ACCO Brands Corp. (a)	44,785	$546,377
Ennis, Inc.	24,975	518,231
		1,064,608
Insurance (3.7%)
Atlas Financial Holdings, Inc. (a)	7,339	150,816
CNO Financial Group, Inc.	22,675	559,846
Crawford & Co., Class B	54,105	520,490
Employers Holdings, Inc.	11,625	516,150
Essent Group, Ltd. (a)	12,585	546,441
FBL Financial Group, Inc., Class A	7,425	517,151
Kingstone Cos., Inc.	32,180	604,984
National General Holdings Corp.	27,765	545,305
Third Point Reinsurance, Ltd. (a)	33,150	485,647
		4,446,830
Internet (0.8%)
AutoWeb, Inc. (a)	39,830	358,868
Perficient, Inc. (a)	29,395	560,563
		919,431
Leisure Services (0.9%)
MCBC Holdings, Inc. (a)	24,270	539,279
Speedway Motorsports, Inc.	25,680	484,582
		1,023,861
Lodging (0.3%)
Century Casinos, Inc. (a)	41,931	382,830

Machinery- Diversified (0.5%)
Milacron Holdings Corp. (a)	31,550	603,867

Media (2.1%)
John Wiley & Sons, Inc., Class A	9,360	615,420
New Media Investment Group, Inc.	33,580	563,472
Time, Inc.	37,635	694,366
tronc, Inc. (a)	34,371	604,586
		2,477,844
Metal Fabricate & Hardware (1.9%)
Kaiser Aluminum Corp.	5,125	547,606
Schnitzer Steel Industries, Inc., Class A	20,225	677,538
Shiloh Industries, Inc. (a)	62,985	516,477
Worthington Industries, Inc.	11,170	492,150
		2,233,771

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Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Miscellaneous Manufacturing (4.8%)
Brady Corp., Class A	15,000	$568,500
Crane Co.	6,560	585,283
Greif, Inc., Class A	9,145	554,004
Harsco Corp. (a)	29,595	551,947
Hillenbrand, Inc.	14,035	627,364
Owens-Illinois, Inc. (a)	23,920	530,306
Park-Ohio Holdings Corp.	14,125	649,044
Rexnord Corp. (a)	22,345	581,417
TriMas Corp. (a)	19,930	533,128
Watts Water Technologies, Inc., Class A	8,040	610,638
		5,791,631
Office Furnishings (0.5%)
Herman Miller, Inc.	14,880	595,944

Oil & Gas (2.8%)
Evolution Petroleum Corp.	80,190	549,302
Par Pacific Holdings, Inc. (a)	29,215	563,265
Penn Virginia Corp. (a)	14,895	582,543
SilverBow Resources, Inc. (a)	21,925	651,611
Southwest Gas Holdings, Inc.	6,505	523,522
Spire, Inc.	6,990	525,299
		3,395,542
Oil & Gas Services (0.9%)
McDermott International, Inc. (a)	84,620	556,800
Newpark Resources, Inc. (a)	65,120	560,032
		1,116,832
Pharmaceuticals (1.5%)
ANI Pharmaceuticals, Inc. (a)	8,630	556,204
Emergent BioSolutions, Inc. (a)	14,090	654,762
USANA Health Sciences, Inc. (a)	7,870	582,773
		1,793,739
Real Estate Investment Trusts (8.3%)
CareTrust REIT, Inc.	29,970	502,297
Cedar Realty Trust, Inc. REIT	86,155	523,823
Chatham Lodging Trust REIT	23,720	539,867
Corporate Office Properties Trust REIT	16,635	485,742
DDR Corp. REIT	57,840	518,246
Gladstone Commercial Corp. REIT	27,545	580,098
Lexington Realty Trust REIT	49,270	475,456
MedEquities Realty Trust, Inc. REIT	40,500	454,410
National Health Investors, Inc. REIT	6,385	481,301

Quarterly Report | December 31, 2017	13

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (8.3%) (continued)
One Liberty Properties, Inc. REIT	20,945	$542,894
Outfront Media, Inc. REIT	22,885	530,932
Piedmont Office Realty Trust, Inc. REIT	26,410	517,900
Potlatch Corp. REIT	12,045	601,046
Preferred Apartment Communities, Inc., Class A REIT	30,395	615,499
PS Business Parks, Inc. REIT	4,115	514,745
Select Income REIT	21,050	528,987
Spirit Realty Capital, Inc. REIT	61,785	530,115
STAG Industrial, Inc. REIT	17,430	476,362
Xenia Hotels & Resorts, Inc. REIT	26,575	573,754
		9,993,474
Retail (5.3%)
Barnes & Noble Education, Inc. (a)	67,370	555,129
Caleres, Inc.	19,780	662,234
Citi Trends, Inc.	21,265	562,672
Etsy, Inc. (a)	31,330	640,699
Helen of Troy, Ltd. (a)	6,120	589,662
Party City Holdco, Inc. (a)	36,720	512,244
Perry Ellis International, Inc. (a)	26,505	663,685
The Container Store Group, Inc. (a)	95,635	453,310
Tilly's, Inc., Class A (a)	43,255	638,444
Tupperware Brands Corp.	8,280	519,156
World Fuel Services Corp.	19,085	537,052
		6,334,287
Savings & Loans (3.2%)
Berkshire Hills Bancorp, Inc.	17,725	648,735
Flagstar Bancorp, Inc. (a)	15,070	563,920
Flushing Financial Corp.	17,120	470,800
FS Bancorp, Inc.	9,955	543,244
Riverview Bancorp, Inc.	62,130	538,667
United Community Financial Corp.	57,525	525,203
United Financial Bancorp, Inc.	29,505	520,468
		3,811,037
Semiconductors (1.8%)
Amkor Technology, Inc. (a)	53,415	536,821
Diodes, Inc. (a)	20,380	584,295
Semtech Corp. (a)	14,155	484,101
SMART Global Holdings, Inc. (a)	18,175	612,497
		2,217,714

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Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Software (1.5%)
Envestnet, Inc. (a)	11,195	$558,071
Progress Software Corp.	16,265	692,401
Verint Systems, Inc. (a)	13,570	567,904
		1,818,376
Telecommunications (2.8%)
Blucora, Inc. (a)	24,530	542,113
Gray Television, Inc. (a)	33,810	566,317
TEGNA, Inc.	41,325	581,856
Telephone & Data Systems, Inc.	20,305	564,479
TiVo Corp.	33,685	525,486
Zix Corp. (a)	126,125	552,428
		3,332,679
Transportation (1.3%)
Aaron's, Inc.	10,540	420,019
Matson, Inc.	20,905	623,805
McGrath RentCorp	12,020	564,700
		1,608,524

TOTAL COMMON STOCK (COST $105,545,012)		118,674,623

INVESTMENTS, AT VALUE (COST $105,545,012)	99.1%	118,674,623

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.9%	1,079,834

NET ASSETS	100.0%	$119,754,457

(a)	Non-income producing security.

Common Abbreviations:
REIT	Real Estate Investment Trust

Quarterly Report | December 31, 2017	15

Schedule of Investments

CornerCap Large/Mid‐Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (99.0%)
Advertising (0.8%)
Omnicom Group, Inc.	3,525	$256,726

Aerospace & Defense (2.0%)
Spirit AeroSystems Holdings, Inc., Class A	3,575	311,919
United Technologies Corp.	2,340	298,514
		610,433
Auto Parts & Equipment (1.9%)
BorgWarner, Inc.	5,465	279,207
O'Reilly Automotive, Inc. (a)	1,175	282,634
		561,841
Banks (10.8%)
Capital One Financial Corp.	2,930	291,770
Citigroup, Inc.	4,235	315,126
Citizens Financial Group, Inc.	7,510	315,270
Comerica, Inc.	3,535	306,873
Huntington Bancshares, Inc.	18,320	266,739
JPMorgan Chase & Co.	2,890	309,057
KeyCorp	14,775	298,012
State Street Corp.	3,105	303,079
SunTrust Banks, Inc.	4,570	295,176
The Bank of New York Mellon Corp.	5,030	270,916
Wells Fargo & Co.	4,890	296,676
		3,268,694
Biotechnology (2.9%)
Alexion Pharmaceuticals, Inc. (a)	2,480	296,583
Amgen, Inc.	1,695	294,760
Biogen, Inc. (a)	850	270,785
		862,128
Chemicals (3.0%)
Eastman Chemical Co.	3,100	287,184
LyondellBasell Industries NV, Class A	2,745	302,828
Westlake Chemical Corp.	3,075	327,580
		917,592
Commercial Services (0.7%)
Nielsen Holdings PLC	6,075	221,130

Computers (4.2%)
Apple, Inc.	1,815	307,152
Cognizant Technology Solutions Corp., Class A	4,010	284,790
NetApp, Inc.	5,175	286,281

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Schedule of Investments

CornerCap Large/Mid‐Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Computers (4.2%) (continued)
Western Digital Corp.	3,030	$240,976
Xerox Corp.	4,813	140,299
		1,259,498
Diversified Financial Services (4.7%)
Alliance Data Systems Corp.	1,155	292,769
Discover Financial Services	3,190	245,375
Morgan Stanley	5,460	286,486
Raymond James Financial, Inc.	3,440	307,192
Synchrony Financial	7,850	303,089
		1,434,911
Electric (4.6%)
Avangrid, Inc.	5,655	286,030
CenterPoint Energy, Inc.	9,835	278,921
Duke Energy Corp.	3,260	274,199
Pinnacle West Capital Corp.	3,290	280,242
Xcel Energy, Inc.	5,905	284,089
		1,403,481
Electrical Components & Equipment (1.0%)
TE Connectivity, Ltd.	3,105	295,099

Electronics (0.9%)
Corning, Inc.	8,410	269,036

Food (4.7%)
Aramark	7,020	300,035
Ingredion, Inc.	2,085	291,483
Kellogg Co.	4,160	282,797
The J.M. Smucker Co.	2,020	250,965
Tyson Foods, Inc., Class A	3,520	285,366
		1,410,646
Healthcare Services (4.6%)
Centene Corp. (a)	2,805	282,968
Cigna Corp.	1,410	286,357
Humana, Inc.	1,050	260,474
Laboratory Corp. of America Holdings (a)	1,700	271,167
Quest Diagnostics, Inc.	2,860	281,681
		1,382,647
Household Products (0.9%)
Whirlpool Corp.	1,555	262,235

Quarterly Report | December 31, 2017	17

Schedule of Investments

CornerCap Large/Mid‐Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Insurance (4.7%)
Aflac, Inc.	3,505	$307,669
Lincoln National Corp.	3,240	249,059
Principal Financial Group, Inc.	4,095	288,943
Prudential Financial, Inc.	2,275	261,580
The Allstate Corp.	3,120	326,695
		1,433,946
Leisure Time (0.8%)
Carnival Corp.	3,835	254,529

Machinery – Construction & Mining (2.0%)
Caterpillar, Inc.	1,865	293,887
Deere & Co.	1,945	304,412
		598,299
Miscellaneous Manufacturing (4.0%)
Eaton Corp. PLC	3,515	277,720
Ingersoll‐Rand PLC	3,390	302,354
Parker‐Hannifin Corp.	1,600	319,328
WestRock Co.	4,995	315,734
		1,215,136
Oil & Gas (8.8%)
Cabot Oil & Gas Corp.	10,760	307,736
Chevron Corp.	2,320	290,441
ConocoPhillips	5,575	306,012
Devon Energy Corp.	7,035	291,249
Diamondback Energy, Inc. (a)	2,545	321,306
Exxon Mobil Corp.	3,318	277,518
Marathon Petroleum Corp.	4,685	309,116
Newfield Exploration Co. (a)	8,445	266,271
Valero Energy Corp.	3,175	291,814
		2,661,463
Pharmaceuticals (3.4%)
AmerisourceBergen Corp.	2,575	236,436
Eli Lilly & Co.	3,120	263,515
McKesson Corp.	1,805	281,490
Pfizer, Inc.	7,140	258,611
		1,040,052
Real Estate Investment Trusts (4.9%)
American Homes 4 Rent, Class A REIT	6,470	141,305
Corporate Office Properties Trust REIT	4,040	117,968
CubeSmart REIT	5,835	168,748
First Industrial Realty Trust, Inc. REIT	5,095	160,339
Forest City Realty Trust, Inc. REIT	6,750	162,675

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Schedule of Investments

CornerCap Large/Mid‐Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (4.9%) (continued)
Highwoods Properties, Inc. REIT	2,750	$140,002
National Retail Properties, Inc. REIT	3,775	162,816
Park Hotels & Resorts, Inc. REIT	5,165	148,494
PS Business Parks, Inc. REIT	1,085	135,723
Ventas, Inc. REIT	2,220	133,222
		1,471,292
Retail (6.9%)
Altria Group, Inc.	4,195	299,565
CVS Health Corp.	3,810	276,225
eBay, Inc. (a)	7,765	293,051
Molson Coors Brewing Co., Class B	3,580	293,810
PVH Corp.	2,275	312,153
The TJX Cos., Inc.	4,030	308,134
Walgreens Boots Alliance, Inc.	4,210	305,730
		2,088,668
Semiconductors (5.4%)
Applied Materials, Inc.	5,085	259,945
Broadcom, Ltd.	1,010	259,469
Intel Corp.	6,210	286,653
Lam Research Corp.	1,380	254,017
Microchip Technology, Inc.	3,450	303,186
ON Semiconductor Corp. (a)	13,455	281,748
		1,645,018
Software (3.5%)
CA, Inc.	7,670	255,258
Citrix Systems, Inc. (a)	3,345	294,360
First Data Corp., Class A (a)	15,805	264,101
Oracle Corp.	5,010	236,873
		1,050,592
Telecommunications (4.0%)
AT&T, Inc.	8,220	319,593
Comcast Corp., Class A	7,055	282,553
T‐Mobile US, Inc. (a)	4,880	309,929
Verizon Communications, Inc.	5,760	304,877
		1,216,952
Transportation (2.9%)
Cummins, Inc.	1,610	284,390
Ford Motor Co.	23,265	290,580
United Rentals, Inc. (a)	1,795	308,579
		883,549

TOTAL COMMON STOCK (COST $25,789,318)		29,975,593

Quarterly Report | December 31, 2017	19

Schedule of Investments

CornerCap Large/Mid‐Cap Value Fund	December 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS (0.5%)
Federated Treasury Obligations Money Market Fund, 1.15% (b)	146,929	$146,929

TOTAL SHORT-TERM INVESTMENTS (COST $146,929)		146,929

INVESTMENTS, AT VALUE (COST $25,936,247)	99.5%	30,122,522

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.5%	137,954

NET ASSETS	100.0%	$30,260,476

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

Common Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

20	www.cornercapfunds.com

Notes to Financial Statements

December 31, 2017 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.

The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. CornerCap Small-Cap Value Fund's investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities, whereas the CornerCap Large/Mid-Cap Value Fund's investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), closed-end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third-party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over-the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company's net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees and

Quarterly Report | December 31, 2017	21

Notes to Financial Statements

December 31, 2017 (Unaudited)

will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds' understanding of the applicable country's tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund's investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

22	www.cornercapfunds.com

Notes to Financial Statements

December 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2017:

CornerCap Balanced Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$22,136,822	$–	$–	$22,136,822
Exchange Traded Funds	1,372,056	–	–	1,372,056
Government Bond	–	1,104,624	–	1,104,624
Corporate Non-Convertible Bonds	–	9,809,468	–	9,809,468
Municipal Bonds	–	152,423	–	152,423
U.S. Government & Agency Obligations	–	425,123	–	425,123
Short-Term Investments	1,220,705	–	–	1,220,705
Total	$24,729,583	$11,491,638	$–	$36,221,221

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$118,674,623	$–	$–	$118,674,623
Total	$118,674,623	$–	$–	$118,674,623

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$29,975,593	$–	$–	$29,975,593
Short-Term Investments	146,929	–	–	146,929
Total	$30,122,522	$–	$–	$30,122,522

*	See Schedule of Investments for industry classification

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2017.

For the period ended December 31, 2017, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

Quarterly Report | December 31, 2017	23

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.
 (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP GROUP OF FUNDS
By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer)

Date:	February 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	February 14, 2018